Annual Total Returns - Fidelity Advisor Freedom® 2060 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2060 Fund - Class A	Jul. 15, 2022
Bar Chart Table:
Annual Return 2015	(1.01%)
Annual Return 2016	8.12%
Annual Return 2017	21.35%
Annual Return 2018	(8.49%)
Annual Return 2019	26.33%
Annual Return 2020	17.04%
Annual Return 2021	15.73%